FORGIVENESS OF DEBT	12 Months Ended
Jan. 31, 2022
Forgiveness Of Debt
FORGIVENESS OF DEBT

13. FORGIVENESS OF DEBT

During the year ended January 31, 2022, the Company’s legal counsel agreed to forgive $13,667 the Company owed for services. In addition, the Company recorded $191 as forgiveness of debt associated with reversal of an old debt which exceeded the statute of limitations as promulgated under Chilean Laws.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (Expressed in Canadian Dollars)

During the year ended January 31, 2021, the Company entered into an agreement with its former legal representative in Chile (the “Debt Holder”) whereby the Debt Holder agreed to forgive the amounts the Company owed to him for unpaid salaries, being $169,940 (101,385,974 pesos), and a total of $34,030 (20,302,303 pesos) the Company owed under 8% notes payable, in exchange for $53,408 (USD$40,000), of which $28,128 (USD$25,000) the Company paid on August 10, 2020, and $18,981 (USD$15,000) on September 9, 2021. In addition, during the year ended January 31, 2021, the Company recorded $102,465 as forgiveness of debt associated with reversal of an old debt which exceeded the statute of limitations as promulgated under Chilean Laws. These transactions resulted in a total gain on forgiveness of debt of $255,493 (of which $2,466 is attributed to effect of foreign currency translation).